Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents	$ 25,659	$ 54,355
Accounts receivable, net	205	181
Notes Receivable, current	3,439	1,859
Other Current Assets	32,849	22,027
Assets, Current	62,152	78,422
Note receivables	13,617	11,988
Investments	19,949	19,949
Mining Equipment, Net	4,268	0
Intangible Assets, Net	56,771	63,017
Other Assets	108,078	102,548
Total Assets	264,835	275,924
Accounts Payable	818	1,252
Accrued Liabilities	5,412	3,250
Accrued Payroll and Employee Compensation	215	199
Deferred Revenue	182	210
Other Current Liabilities	31	297
Liabilities, Current	6,658	5,208
Deferred Revenue, long-term	84	58
Other Non-current Liabilities	1,031	1,032
Total Liabilities	7,773	6,298
Commitments and Contingencies (Note 12)
Preferred shares, no par value, unlimited shares authorized, 96,000 shares issued and outstanding at March 31, 2022 and December 31, 2021	42,350	42,350
Common shares, no par value; unlimited shares authorized, 64,516,403 and 63,566,403 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	446,339	444,265
Accumulated Other Comprehensive Loss	(1,785)	(1,794)
Accumulated Deficit	(229,842)	(215,195)
Total Shareholders' Equity	257,062	269,626
Total Liabilities and Shareholders' Equity	$ 264,835	$ 275,924